Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS

9.      CASH AND CASH EQUIVALENTS

	December 31, 2022	June 30, 2022
	US$	US$
Cash on hand	5,225	4,852
Cash held in banks	10,399,930	8,989,488
	10,405,155	8,994,340

Cash and cash equivalents of US$10,388,194 and US$8,978,019 were maintained in the PRC as at December 31, 2022 and June 30, 2022, respectively. Others were maintained in Hong Kong and the USA.

Cash held in banks earns interest at floating rates based on daily bank deposit rates.

9.      CASH AND CASH EQUIVALENTS

	June 30, 2022	June 30, 2021
	US$	US$
Cash on hand	4,852	40,606
Cash held in banks	8,989,488	20,273,429
	8,994,340	20,314,035

Cash and cash equivalents of US$8,978,018 and US$20,296,047 were maintained in the PRC as at June 30, 2022 and June 30, 2021, respectively. Others were maintained in Hong Kong and the USA.

Cash held in banks earns interest at floating rates based on daily bank deposit rates.